LEASES	12 Months Ended
Dec. 31, 2024
LEASES
LEASES

8.           LEASES

The Group has operating leases for office space, land use right, warehouses and vehicles and finance leases for vehicles as a lessee.

The Group’s lease agreements include lease payments that are fixed, do not contain material residual value guarantees or variable lease payments. The leases have terms ranging from one to five years. Certain lease agreements include terms with options to extend the lease, however none of these have been recognized in the Group’s operating lease ROU assets or operating lease liabilities since those options were not reasonably certain to be exercised. The Group’s leases do not contain restrictions or covenants that restrict the Group from incurring other financial obligations. The Group’s lease agreements may contain lease and non-lease components. Non-lease components primarily include payments for maintenance.

The components of lease costs were as follows:

	Years ended December 31,
	2022	2023	2024
Operating lease costs	5,434	5,359	5,050
Short-term lease costs	652	309	218
Financing lease costs:
Amortization of ROU assets	27	28	24
Interests	5	4	—
Sublease income (1)	—	—	(1,351)
Total lease costs	6,118	5,700	3,941

	December 31,
	2023	2024
Operating Leases
Land use right, net	—	1,449
Operating lease right-of-use assets (excluding land use right)	6,559	8,481
Total operating lease right-of-use assets	6,559	9,930
Operating lease liabilities, current	5,046	4,047
Operating lease liabilities, non-current	1,915	4,780
Total operating lease liabilities	6,961	8,827

	December 31,
	2023	2024
Weighted-average remaining lease term
Land use right	—	49.25
Operating leases	1.39	2.53
Financing leases	0.72	—
Weighted-average discount rate
Land use right	—	—
Operating leases	3.95%	3.23%
Financing leases	5.70%	—

	Years ended December 31,
Other information	2022	2023	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	4,932	5,707	5,152
Operating cash flows from financing leases	43	44	34
Financing cash flows from financing leases	5	4	—

(1) For the year ended December 31, 2024, the Group incurred sublease income of $1,351, and sublease cost of $727.

For the years ended December 31, 2022, 2023 and 2024, the Group incurred total operating lease and short-term lease costs of $6,086, $5,668 and $5,268, respectively

Future minimum lease payments for operating leases as of December 31, 2024 are as follows:

Operating Leases
2025	4,339
2026	2,997
2027	1,574
2028	312
2029 and thereafter	90
Total minimum lease payments	9,312
Less: Imputed interest	(485)
Total lease liability balance	8,827
Minimum payments related to leases not yet commenced as of December 31, 2024	—